Concentrations of Credit Risk and Major Customers and Suppliers (Details Textual)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Customer [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	10.00%	10.00%	10.00%
Suppliers [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	10.00%	10.00%	10.00%
Accounts Receivable [Member] | Liaoning Beifang Environmental Protection Co., Ltd., [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	25.20%	11.32%
Accounts Receivable [Member] | Jiangshan Town [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	11.89%	29.18%
Accounts Receivable [Member] | Changchun guangtaiyuan Environmental Protection Technology Co., Ltd [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	10.17%
Accounts Receivable [Member] | Yantai Urban Administration Bureau [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage		12.76%
Accounts Receivable [Member] | Entity A [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage		10.22%
Accounts Payable [Member] | Entity C [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	19.75%	22.71%
Accounts Payable [Member] | Entity A [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	10.26%